Other income (expense) (Tables)	12 Months Ended
Dec. 31, 2019
Other Income Expense [Abstract]
Other income (expense) table

	2019	2018

Arbitration award(a)	$52,801	$-
Foreign exchange gains	(18,961)	26,205
Gain on restructuring of JV Inkai(b)	-	48,570
Sale of exploration interests(c)	-	25,027
Contract restructuring	-	6,201
Other	-	2,157

Total	$33,840	$108,160